USA Mutuals Navigator Fund
Portfolio of Investments
June 30, 2020 (Unaudited)

	SHORT-TERM INVESTMENTS - 96.7%	Maturity Date	Yield (c)	Principal Amount/Shares	Value
	U.S. Treasury Bills - 63.6%
	United States Treasury Bill	7/9/2020	1.53%	$5,000,000	$4,999,883
	United States Treasury Bill (a)	7/16/2020	1.54%	10,000,000	9,999,510
	United States Treasury Bill (a)	7/30/2020	1.53%	7,000,000	6,999,323
	United States Treasury Bill	8/6/2020	1.53%	5,000,000	4,999,450
	United States Treasury Bill	8/13/2020	1.52%	5,000,000	4,999,253
	United States Treasury Bill (a)	8/20/2020	1.51%	2,100,000	2,099,650
	United States Treasury Bill	8/27/2020	1.45%	5,000,000	4,998,971
	United States Treasury Bill	10/22/2020	0.14%	5,000,000	4,997,646
	United States Treasury Bill (a)	10/29/2020	0.10%	1,500,000	1,499,263
	United States Treasury Bill (a)	12/10/2020	0.18%	23,500,000	23,484,138
	Total U.S. Treasury Bills (Cost $69,029,817)				69,077,087

	Money Market Funds - 33.1%
	First American Government Obligations Fund - Class X, 0.09% (b)			35,891,690	35,891,690
	Total Money Market Funds (Cost $35,891,690)				35,891,690
	Total Short-Term Investments (Cost $104,921,507)
	Total Investments (Cost $104,921,507) - 96.7%				104,968,777
	Other Assets in Excess of Liabilities - 3.3%				3,542,885
	TOTAL NET ASSETS - 100.0%				$108,511,662

(a)	All or a portion of this security is pledged as collateral in connection with open futures contracts. Total value of collateral pledged is $34,082,612 as of the date of this report.
(b)	Annualized seven-day yield as of the date of this report.
(c)	Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices or similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

As of the date of this report, the Fund’s investments in money market funds, with a total market value of $35,891,690 were categorized as Level 1, while the Fund’s investments in U.S. Treasury Bills, with a total market value of $69,077,087, were categorized as Level 2. The Fund’s investments in futures contracts, with total unrealized depreciation of $733,113, were valued using Level 1 inputs.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual report.

USA Mutuals Navigator Fund
Schedule of Futures Contracts
6/30/2020 (Unaudited)

					Unrealized
		Expiration	Notional	Notional	Appreciation
Description	Contracts	Date	Amount	Value	(Depreciation)
Long Contracts:
S&P 500 E-MINI	526	9/18/20	$82,005,373	$81,272,260	$(733,113)

There is no variation margin due to or from the Fund as of the date of this report.